Basis of Financial Statements and Summary of Significant Accounting Policies (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016		Apr. 01, 2018
Basis of financial statements:
Increase (decrease) to net income attributable to MUFG as the effect of recording intervening events for the three-month periods ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal years ended on December 31	¥ (10,760)	¥ 10,220		¥ 1,340
Summary of significant accounting policies:
Floor percentage of the corridor defined for the amortization of net actuarial gains and losses	10.00%
Accounting Changes:
Increase (decrease) in Net cash provided by (used in) operating activities	¥ (563,836)	690,429	[1]	4,176,195	[1]
Increase (decrease) in Net cash provided by (used in) investing activities	3,244,016	4,840,400	[1]	(8,768,728)	[1]
Restricted Cash [Member]
Accounting Changes:
Increase (decrease) in Net cash provided by (used in) operating activities		5,235		(4,845)
Increase (decrease) in Net cash provided by (used in) investing activities		¥ (2,407,935)		¥ 4,226,248
Retained Earnings Appropriated for Legal Reserve [Member] | Reclassification of certain tax effect [Member]
Accounting Changes:
Cumulative effect of change on Equity	29,071
Retained Earnings Appropriated for Legal Reserve [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member] | Estimates and Forecasts [Member]
Accounting Changes:
Cumulative effect of change on Equity						¥ 2,710,000
Accumulated Other Comprehensive Income, Net of Taxes [Member] | Reclassification of certain tax effect [Member]
Accounting Changes:
Cumulative effect of change on Equity	¥ (29,071)
Accumulated Other Comprehensive Income, Net of Taxes [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member] | Estimates and Forecasts [Member]
Accounting Changes:
Cumulative effect of change on Equity						¥ (2,710,000)
Minimum [Member]
Summary of significant accounting policies:
Threshold of "more likely than not" recognition for a tax position	50.00%
Minimum [Member] | Commercial [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Minimum [Member] | Card [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | MUAH [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | Krungsri [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | Residential [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	6 months

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.